DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	4.00%	325	4.08%	1,586
Brookfield Property Partners’ corporate bonds	4.24%	1,073	4.23%	586
Brookfield Property REIT Inc. term debt	4.77%	4,397	4.88%	4,726
Brookfield Property REIT Inc. senior secured notes	5.75%	1,000	—%	—
Brookfield Property REIT Inc. corporate facility	4.65%	630	4.76%	387
Brookfield Property REIT Inc. junior subordinated notes	4.03%	206	3.97%	206
Forest City Realty Trust Inc. term debt(1)	—%	—	6.38%	1,247
Subsidiary borrowings	3.75%	143	5.62%	495

Secured debt obligations:
Funds subscription credit facilities(1)(2)	3.11%	232	3.85%	4,517
Fixed rate	4.55%	27,413	4.41%	25,545
Variable rate	5.12%	17,212	4.97%	25,131
Deferred financing costs		(312)		(462)
Total debt obligations		$52,319		$63,964

Current		4,765		5,874
Non-current		46,791		57,937
Debt associated with assets held for sale		763		153
Total debt obligations		$52,319		$63,964

(1)
In the first quarter of 2019, the partnership deconsolidated BSREP III due to loss of control. The Forest City term debt and the BSREP III credit facilities are no longer being consolidated. See Note 4, Investment Properties for further information.

(2)	Funds subscription credit facilities are secured by co-investors’ capital commitments.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2019			Dec. 31, 2018
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$37,728		$37,728	$50,682		$50,682
British Pounds	5,421		£4,270	5,172		£4,053
Canadian Dollars	3,407	C$	4,462	2,688	C$	3,666
South Korean Won	1,561	₩	1,805,000	1,617	₩	1,805,000
Australian Dollars	1,409	A$	2,007	1,401	A$	1,988
Indian Rupee	2,036	Rs	140,397	1,469	Rs	102,016
Brazilian Reais	775	R$	2,972	684	R$	2,651
Chinese Yuan	19	C¥	129	70	C¥	484
Euros	275		€242	643		€561
Deferred financing costs	(312)			(462)
Total debt obligations	$52,319			$63,964

Schedule of reconciliation of cash flows from financing activities from debt obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2018	Debt obligation issuance, net of repayments	Derecognized from loss of control of subsidiaries	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2019
Debt obligations	$63,964	1,436	(13,601)	437	57	37	(11)	$52,319